ACCOUNTS RECEIVABLE - Schedule of Changes of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Beginning balance	$ (259,555)	$ (39,280)
Provision adjustment for accounts receivable	0	(224,534)
Exchange difference	(4,917)	4,259
Ending balance	$ (264,472)	$ (259,555)